Offerings - Offering: 1	Aug. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	7.36
Maximum Aggregate Offering Price	$ 44,160,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,760.9
Offering Note

(1)

Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the Registrant’s common stock, $0.001 par value per share (“Common Stock”), that may from time to time be offered or issued to prevent dilution by reason of any stock dividend, stock split or other similar transaction.

(2)

The proposed maximum offering price per unit of $7.36 is estimated pursuant to Rule 457(c) and Rule 457(h) of the Securities Act solely for purposes of calculating the registration fee, and is based upon the average of the high and low prices of the Common Stock on August 4, 2025, as reported on the Nasdaq Global Market.

(3)	Consists of 6,000,000 additional shares issuable under the Trevi Therapeutics, Inc. 2019 Stock Incentive Plan, as amended.